Bank Loan Payable	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Bank Loan Payable

12. Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately USD $580,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan has an underlying interest rate of 4.5 points above Euro Inter Bank Offered Rate, subject to quarterly review and is amortized over 57 months ending March 31, 2021. Monthly repayments of €9,760 (approximately USD $11,000) began in January 2017.

In terms of a directive by the Italian Government, in order to provide financial relief due to the Covid-10 pandemic, Multigioco was able to suspend repayments of the loan for a period of six months and the maturity date of the loan was extended to March 31, 2022, the interest rate remains the same at 4.5% above the Euro Inter Bank Offered Rate with monthly repayments revised to $9,971.

The Company made payments in the aggregate principal amount of €27,773 (approximately USD $33,491) for the three months ended March 31, 2021.